Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance Sheet Components
Balance Sheet Components

4.    Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30,	December 31,
	2023	2022
Prepaid operating expenses	$257,851	$225,756
Rent deposit	54,826	55,981
VAT receivable associated with SAIT	94,739	71,742
Tax credit receivable (short-term)	66,135	218,239
Miscellaneous receivable	28,829	8,368
Prepaid expenses and other current assets	$502,380	$580,086

Capitalized internal-use software, net

Capitalized internal-use software, net as of June 30, 2023 and December 31, 2022 consisted of the following:

		June 30,	December 31,
	Useful Lives	2023	2022
Internally developed software	5 Years	$3,633,451	$3,314,450
Less accumulated depreciation		(2,153,727)	(1,895,778)
Capitalized internal-use software, net		$1,479,724	$1,418,672

Amortization expense is recognized on a straight-line basis and for the three months ended June 30, 2023 and 2022 totaled $138 thousand and $127 thousand, respectively. Amortization expense is recognized on a straight-line basis and for the six months ended June 30, 2023 and 2022 totaled $279 thousand and $246 thousand, respectively.

The Company determined that as of June 30, 2023, $17 thousand of capitalized internal-use software was impaired. The impaired capitalized internal-use software was expensed to Research and development during the six months ended June 30, 2023.

Property and equipment, net

Property and equipment, net as of June 30, 2023 and December 31, 2022 consisted of the following:

		June 30,	December 31,
	Useful Lives	2023	2022
Computer equipment	3-4 Years	$147,978	$148,832
Furniture and fixtures	10 Years	27,698	27,220
Mobile hardware	2.5 years	—	297,150
Property and equipment, gross		175,676	473,202
Less accumulated depreciation		(104,090)	(172,538)
Property and equipment, net		$71,586	$300,664

Depreciation expense is recognized on a straight-line basis and for the three months ended June 30, 2023 and 2022 totaled $11 thousand and $42 thousand, respectively. Depreciation expense is recognized on a straight-line basis and for the six months ended June 30, 2023 and 2022 totaled $53 thousand and $52 thousand, respectively.

On April 26, 2023, the Company sold a portion of the mobile hardware for a gross sales price of $180 thousand and a gain of $108 thousand. On May 26, 2023, the Company sold another portion of the mobile hardware for a gross sales price of $197 thousand and a gain of $108 thousand.

Accrued expenses

Accrued expenses as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30,	December 31,
	2023	2022
Compensation payable	$312,328	$171,851
Commission liability	33,299	58,771
Accrued employee taxes	282,641	591,992
Accrued mobile expenses	—	177,099
Other accrued liabilities	34,191	100,111
Accrued expenses	$662,459	$1,099,824

5.    Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets as of December 31, 2022 and 2021 consisted of the following:

	As of December 31,
	2022	2021
Prepaid operating expenses	$225,756	$319,996
Rent deposit	55,981	100,425
VAT receivable associated with SAIT	71,742	68,798
Prepaid sponsorship	—	100,000
Tax credit receivable (short-term)	218,239	75,106
Miscellaneous receivable	8,368	332,277
Prepaid expenses and other current assets	$580,086	$996,602

Capitalized internal-use software, net

Capitalized internal-use software, net as of December 31, 2022 and 2021 consisted of the following:

		As of December 31,
	Useful Lives	2022	2021
Internally developed software	5 years	$3,314,450	$2,538,395
Less accumulated amortization		(1,895,778)	(1,378,351)
Capitalized internal-use software, net		$1,418,672	$1,160,044

Amortization expense is recognized on a straight-line basis and for the years ended December 31, 2022 and 2021 totaled $517 thousand and $454 thousand, respectively.

Property and equipment, net

Property and equipment, net as of December 31, 2022 and 2021 consisted of the following:

		As of December 31,
	Useful Lives	2022	2021
Computer equipment	3-4 years	$148,832	$125,139
Furniture and fixtures	10 years	27,220	28,870
Phone equipment	2.5 years	297,150	—
Property and equipment, gross		473,202	154,009
Less accumulated depreciation		(172,538)	(42,241)
Property and equipment, net		$300,664	$111,768

Depreciation expense is recognized on a straight-line basis and for the years ended December 31, 2022 and 2021 totaled $136 thousand and $50 thousand, respectively.

Other assets

Other assets as of December 31, 2022 and 2021 consisted of the following:

	As of December 31,
	2022	2021
Digital assets	$2,066	—
Tax credit receivable (long-term)	—	$178,140
Other assets	$2,066	$178,140

Accrued expenses

Accrued expenses as of December 31, 2022 and 2021 consisted of the following:

	As of December 31,
	2022	2021
Compensation payable	$171,851	$597,849
Commission liability	58,771	—
Accrued employee taxes	591,992	349,256
Accrued mobile expenses	177,099	—
Other accrued expenses	100,111	112,427
Accrued expenses	$1,099,824	$1,059,532